Intangible Assets, Net	6 Months Ended
Jun. 30, 2026
Intangible Assets, Net [Abstract]
Intangible assets, net
9.	Intangible assets, net

	As of December 31,	As of June 30,
	2025	2026
	RMB	RMB
Artificial intelligence technology (Note (a))	241,228	241,228
Software	3,245	3,245
Membership	957	821
Total original costs	245,430	245,294
Less: accumulated amortization	(11,491)	(22,731)
Currency translation difference	126	(7,477)
Net book value	234,065	215,086

(a)	On September 29, 2025, the Company entered into an asset purchase agreement with a company incorporated in the British Virgin Island relating to the purchase of certain artificial intelligence technology in order to enhance our SaaS solutions. The purchase price for the acquired intangible asset was US$34,320.

Amortization expenses were RMB63 and RMB11,502 for the six months ended June 30, 2025 and 2026, respectively.